CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Net sales	$ 4,466.0	$ 4,567.2	$ 4,645.7
Cost of products sold	2,361.7	2,429.3	2,500.0
Gross profit	2,104.3	2,137.9	2,145.7
Selling, general and administrative expense	825.0	887.8	856.1
Advertising and sales promotion expense	439.9	449.5	524.0
Research and development expense	99.0	112.5	108.3
2013 restructuring	139.3	7.3	0
Net pension/post-retirement gains	107.6	0	0
Prior restructuring	0	(6.8)	79.0
Interest expense	130.5	127.3	121.4
Cost of early debt retirements	0	0	19.9
Other financing items, net	10.3	(5.1)	31.0
Earnings before income taxes	567.9	565.4	406.0
Income taxes	160.9	156.5	144.8
Net earnings	407.0	408.9	261.2
Basic earnings per share	$ 6.55	$ 6.30	$ 3.75
Diluted earnings per share	$ 6.47	$ 6.22	$ 3.72
Consolidated Statements of Comprehensive Income:
Net earnings	407.0	408.9	261.2
Other comprehensive (loss)/income, net of tax
Foreign currency translation adjustment	4.6	(11.9)	(8.7)
Pension/postretirement activity, net of tax of $18.9 in 2013, $(14.4) in 2012 and $(25.6) in 2011	35.7	(24.8)	(26.4)
Deferred gain/(loss) on hedging activity, net of tax of $3.1 in 2013 $1.6 in 2012 and $5.3 in 2011	4.6	(0.4)	11.7
Total comprehensive income	$ 451.9	$ 371.8	$ 237.8